Apr. 01, 2024
BNY Mellon Dynamic Total Return Fund
BNY Mellon Dynamic Total Return Fund
April 1, 2024 BNY MELLON ADVANTAGE FUNDS, INC. - BNY Mellon Dynamic Total Return Fund Supplement to Current Summary Prospectus and Prospectus

In addition to the management fee waiver and expense limitation agreement described in the prospectus, the fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.